EARNINGS (LOSS) PER SHARE - Basic earnings (losses) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share
Net income for the year attributable to controlling shareholders	R$ 8,626,386	R$ (10,724,828)	R$ (2,817,518)
Weighted average number of shares in the year - in thousands	1,361,264	1,361,264	1,361,264
Weighted average treasury shares - in thousands	(12,042)	(12,042)	(12,042)
Weighted average number of outstanding shares - in thousands	1,349,222	1,349,222	1,349,222
Basic earnings (loss) per common share - R$	R$ 6.39360	R$ (7.94890)	R$ (2.08825)